FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of financial assets	The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$828	$828
Accounts and other receivable, net (current and non-current)	—	—	2,946	2,946
Other assets (current and non-current) (1)	—	—	397	397
Financial assets (current and non-current) (2)	4	211	1,026	1,241
Total	$4	$211	$5,197	$5,412
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$1	$28	$4,059	$4,088
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	9,439	9,439
Exchangeable and class B shares (4)	—	—	1,546	1,546
Total	$1	$28	$15,044	$15,073
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(1)Excludes prepayments, other assets and assets held for sale of $547 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress and post-employment benefits of $2,820 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity. Refer to Note 20.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress and post-employment benefits of $2,939 million.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Restricted cash	$809	$47
Derivative contracts	69	40
Loans and notes receivable	—	1
Total current	$878	$88
Non-current
Restricted cash	$211	$209
Derivative contracts	145	45
Loans and notes receivable	7	7
Total non-current	$363	$261

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current, net	$2,215	$1,602
Non-current, net
Accounts receivable	48	46
Retainer on customer contract	47	61
Billing rights	636	572
Total non-current, net	$731	$679
Total	$2,946	$2,281
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2022		December 31, 2021
(US$ MILLIONS)	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign exchange contracts	$112	$28	$65	$22
Interest rate derivatives	102	2	20	72
Total	$214	$30	$85	$94
Total current	$69	$15	$40	$19
Total non-current	$145	$15	$45	$75